Expense Example - SelectPortfoliosEnergyPortfolioPRO - SelectPortfoliosEnergyPortfolioPRO - Select Energy Portfolio - Select Energy Portfolio	Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810